LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
LONG-TERM INVESTMENTS
Schedule of components of long-term investments

	December 31,	December 31,
	2025	2024
Equity investment without readily determinable fair value measured at Measurement Alternative (a)	$2,672,950	$2,560,822
Equity investment accounted for using the equity method (b)	2,144,971	4,015,866
	$4,817,921	$6,576,688

Schedule of movement of equity investment without readily determinable fair value measured at Measurement Alternative

	December 31,	December 31,
	2025	2024
Beijing Qucheng Technology Co., Ltd. (“Qucheng”)	$1,242,969	$1,190,828
Beijing Xinrong Fanxing Technology Co., Ltd. (“Xinrong Fanxing”)	1,429,981	1,369,994
	$2,672,950	$2,560,822